Share-based Compensation - RCUs movement (Details) - RCUs $ in Thousands				6 Months Ended
	Jun. 30, 2019 USD ($) EquityInstruments	Apr. 01, 2019 EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments	Jun. 30, 2019 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the period | EquityInstruments				75,084
Granted during the period | EquityInstruments		13,408		13,408
Vested during the period | EquityInstruments		(24,925)		(24,925)
Outstanding at end of the period | EquityInstruments	63,567		75,084	63,567
Weighted average contractual life
Weighted average contractual life	1 year 6 months 26 days		1 year 3 months
Aggregate fair value
Outstanding at the beginning of the period | $				$ 1,595
Granted during the period | $				308
Vested during the period | $				(410)
Outstanding at the end of the period | $	$ 1,493		$ 1,595	$ 1,493